Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investments in debt securities, net	$ 230,498	$ 209,337	$ 193,045
Held for sale assets	11,191	45,062	0
Prepaid expenses	25,418	21,883	21,238
Deferred leasing costs, net	7,327	7,710	9,102
Rent and other receivables, net	9,847	11,604	8,846
Deferred financing costs, net	8,689	0
Interest rate swap hedges	2,955	0
Corporate fixed assets, net	6,001	6,247	6,980
Amounts deposited and held by others		1,260	6,978
Other		6,522	4,096
Other	4,642	7,782
Total Other Assets	$ 306,568	$ 309,625	$ 250,285